CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
CONTRIBUTED EQUITY	CONTRIBUTED EQUITY

	Notes	2026	2025
		US$	US$
Issued capital
339,384,066 (2025: 319,927,854) fully paid ordinary shares	16(a)	250,976,753	197,985,920
We do not have a limit on our authorized share capital and the concept of par value is not recognized under Australian law.
(a)    Movements in Issued Capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
Opening balance at June 30, 2023	193,493,973	19,800,000	19,800,000	58,764,248
Issue of shares – share placements	43,476,381	-	-	45,740,157
Issue of shares – exercise of options	11,231,823	-	-	4,335,005
Issue of shares – conversion of RSUs	341,461	-	-	225,734
Issue of shares – conversion of rights	5,140,420	-	-	2,757,730
Issue of shares to consultants	554,538	-	-	470,000
Issue of shares to Blacksand in lieu of cash	3,006,163	-	-	2,000,000
Share issue costs	-	-	-	(1,333,236)
Closing balance at June 30, 2024	257,244,759	19,800,000	19,800,000	112,959,638
Issue of shares – share placements	34,951,630	-	-	70,919,564
Issue of shares – exercise of options	1,525,000	-	-	205,525
Issue of shares – conversion of RSUs	1,639,496	-	-	2,094,041
Issue of shares – conversion of rights	24,273,335	-	-	13,724,952
Issue of shares to consultants	151,760	-	-	470,262
Issue of shares to Director in lieu of cash bonus	141,844	-	-	250,000
Conversion of performance shares	30	(19,800,000)	-	-
Share issue costs	-	-	-	(2,638,062)
Closing balance at June 30, 2025	319,927,854	-	19,800,000	197,985,920
Issue of shares – share placements	14,000,000	-	-	45,717,352
Issue of shares – exercise of options	2,047,487	-	-	971,471
Issue of shares – conversion of RSUs	1,540,516	-	-	2,234,348
Issue of shares – conversion of rights	595,000	-	-	603,498
Issue of shares – payment of expenses	1,273,179	-	-	5,230,000
Conversion of performance shares	30	-	(19,800,000)	-
Share issue costs	-	-	-	(1,765,836)
Closing balance at June 30, 2026	339,384,066	-	-	250,976,753
Note: Shares issued upon exercise of options are shown net of shares surrendered to settle the exercise price under net settlement arrangements.
(b)    Rights Attaching to Ordinary Shares
The rights attaching to fully paid Ordinary Shares arise from a combination of the Company’s Constitution, statute and general law:
•Shares - The issue of shares in the capital of the Company and options over unissued shares by the Company is under the control of the directors, subject to the Corporations Act 2001, ASX Listing Rules and any rights attached to any special class of shares.
•Meetings of Members - Directors may call a meeting of members whenever they think fit. Members may call a meeting as provided by the Corporations Act 2001. The Constitution contains provisions prescribing the content requirements of notices of meetings of members and all members are entitled to a notice of meeting. A meeting may be held in two or more places linked together by audio-visual communication devices. A quorum for a meeting of members is two shareholders. The Company holds annual general meetings in accordance with the Corporations Act 2001 and the Listing Rules.
•Voting - Subject to any rights or restrictions attached at the time to any shares or class of shares of the Company, each member of the Company is entitled to receive notice of, attend and vote at a general meeting. Under the Company’s constitution, resolutions of members will be decided by a show of hands unless a poll is demanded. However, in accordance with the Corporations Act 2001 (Commonwealth - Cth), the Company decides all resolutions proposed at its shareholder meetings by poll. On a show of hands each eligible voter present has one vote. Where a person present at a general meeting represents personally or by proxy, attorney or representative more than one member, on a show of hands the person is entitled to one vote only despite the number of members the person represents. On a poll each eligible member has one vote for each fully paid share held and a fraction of a vote for each partly paid share determined by the amount paid up on that share.
•Changes to the Constitution - The Company’s Constitution can only be amended by a special resolution passed by at least 75% of the votes cast by members entitled to vote. At least 28 days’ written notice specifying the intention to propose the resolution as a special resolution must be given.
•Listing Rules - Provided the Company remains admitted to the Official List, then despite anything in its Constitution, no act may be done that is prohibited by the Listing Rules, and authority is given for acts required to be done by the Listing Rules. The Company’s Constitution will be deemed to comply with the Listing Rules as amended from time to time.
(c)    Rights Attaching to Performance Shares
As of June 30, 2024, Performance Shares comprised of 19,800,000 Class A and 19,800,000 Class B Performance Shares issued in relation to the acquisition of HMAPL and could have been issued based upon the following terms and conditions:
•The Performance Shares could convert into Ordinary Shares as follows:
◦Each Class A Performance Share could convert into one (1) Ordinary Share upon completion of a positive pre-feasibility study (prepared in accordance with the JORC Code and independently verified by a Competent Person) for heavy mineral sands mining and processing on any of the Titan Project area which demonstrates a net present value of at least A$200,000,000 before September 17, 2024 (the “Pre-Feasibility Study Milestone”). The Pre-Feasibility Study Milestone was not met by September 17, 2024.
◦Each Class B Performance Share could convert into one (1) Ordinary Share upon the commencement of commercial production from the Titan Project area before September 17, 2025 (the “First Production Milestone”). The First Production Milestone was not met by September 17, 2025;
◦As the Performance Shares did not convert into Ordinary Shares by the applicable expiry date, (being December 1, 2024 for the Class A Performance Shares and December 1, 2025 for the Class B Performance Shares), all such Performance Shares for each holder automatically lapsed and were combined into one (1) single Performance Share that was then converted into one (1) single Ordinary Share;
◦The 19,800,000 Class A Performance Shares did not convert into Ordinary Shares by the applicable expiry date of December 1, 2024, so the 19,800,000 Class A Performance Shares lapsed and converted into 30 Ordinary Shares during fiscal 2025; and
◦The 19,800,000 Class B Performance Shares did not convert into Ordinary Shares by the applicable expiry date of December 1, 2025, so the 19,800,000 Class B Performance Shares lapsed and converted into 30 Ordinary Shares during fiscal 2026.